Statement of Changes In Shareholders' Equity - 6 months ended Dec. 31, 2020 - USD ($)	Total	Class A Ordinary [Member]	Class B Ordinary [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Jul. 02, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance Balance, Shares at Jul. 02, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 1,725	23,275
Issuance of Class B ordinary shares to Sponsor,Shares			17,250,000
Sale of 69,000,000 Units, net of underwriting discounts and offering costs	651,075,727	$ 6,900		651,068,827
Sale of 69,000,000 Units, net of underwriting discounts and offering costs,Shares		69,000,000
Sale of 15,800,000 Private Placement Warrants	15,800,000			15,800,000
Class A ordinary shares subject to possible redemption	(660,858,080)	$ (6,609)		(660,851,471)
Class A ordinary shares subject to possible redemption,Shares		(66,085,808)
Net loss	(1,042,637)	$ 0	$ (1,042,637)		(1,042,637)
Ending Balance at Dec. 31, 2020	$ 5,000,010	$ 291	$ 1,725	$ 6,040,631	$ (1,042,637)
Ending Balance, Shares at Dec. 31, 2020		2,914,192	17,250,000